Consolidated Statements of Cash Flows	12 Months Ended
	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2023 HKD ($)
Cash flows from operating activities:
Net loss	$ (27,773,099)	$ (3,560,655)	$ (5,840,256)	$ (1,011,804)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities
Allowance for expected credit losses	148,835	19,081	225,554	558,069
Depreciation of property and equipment	16,664	2,136	30,285	31,055
Shares based compensation for services	9,086,996	1,165,000
Change in operating assets and liabilities:
Accounts receivable	(455,266)	(58,367)	928,910	302,688
Long-term prepayments	9,997,823	1,281,772	(18,198,185)	(36,085)
Deposits and other receivables	(167,506)	(21,475)
Accounts payable			(74,000)	(1,059,278)
Due to directors	(1,269,266)	(162,726)	(560,297)	1,705,845
Accrued liabilities and other payable	(2,468,902)	(316,526)	(701,134)	268,394
Contract liabilities	295,140	37,838	(863,421)	(212,273)
Net cash provided by (used in) operating activities	(12,588,581)	(1,613,922)	(25,052,544)	546,611
Cash flows from investing activities:
Issuance of promissory notes, net	(18,684,766)	(2,395,483)
Purchase of property and equipment			(6,125)	(6,500)
Net cash used in investing activities	(18,684,766)	(2,395,483)	(6,125)	(6,500)
Cash flows from financing activities:
Proceeds from issuance of new shares			10,368	605,600
Proceeds from Initial Public Offering			76,438,222
Proceeds from public offering	9,349,080	1,198,600
Payment of deferred offering cost	(281,726)	(36,119)	(10,075,430)	(1,510,100)
Loan from related party			1,269,266	468,000
Net cash (used in) provided by financing activities	9,067,354	1,162,481	67,642,426	(436,500)
Effect of foreign exchange rate changes	(16,180)	(2,074)	(1,440)	6,013
Net change in cash and cash equivalent	(22,222,173)	(2,848,998)	42,582,317	109,624
BEGINNING OF PERIOD	43,112,523	5,527,247	530,206	420,582
END OF PERIOD	20,890,350	2,678,249	43,112,523	530,206
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income taxes	1,544	198		2,509
Cash paid for interest
SUPPLEMENTAL NON-CASH INVESTING AND FINANCING ACTIVITIES:
Unpaid deferred offering costs				476,179
Shares issuance to settle shareholder's debt				$ 234,000